Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
10.	Stock-Based Compensation

The Knight Capital Group, Inc. 2010 Equity Incentive Plan ("2010 Plan") was established to provide long-term incentive compensation to employees and directors of the Company. The 2010 Plan is administered by the Compensation Committee of the Company's Board of Directors, and allows for the grant of options, stock appreciation rights, restricted stock and restricted stock units (collectively, the "awards"), as defined by the 2010 Plan. In addition to overall limitations on the aggregate number of awards that may be granted, the 2010 Plan also limits the number of awards that may be granted to a single individual. The 2010 Plan replaced prior stockholder-approved equity plans for future equity grants and no additional grants will be made under those historical stock plans. However, the terms and conditions of any outstanding equity grants under the historical stock plans were not affected. As of December 31, 2011, the Company has not issued any stock appreciation rights. In addition, the Company established the Knight Capital Group, Inc. 2009 Inducement Award Plan (the "Inducement Plan") (along with the 2010 Plan, the "Stock Plans") which is used under limited circumstances for equity grants to new hires. In 2010, the Company issued 197,000 restricted shares as inducement awards pursuant to the Inducement Plan. These shares were issued out of treasury and vest ratably over three years. The Company did not issue any awards pursuant to the Inducement Plan during 2011.

Unvested awards granted before September 1, 2010 are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. For annual incentive awards granted after September 1, 2010 and up to September 30, 2011, full vesting is given where an employee has been terminated without cause by the Company. For all other awards granted after September 1, 2010 and up to September 30, 2011 unvested awards are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. Effective October 1, 2011, for all awards granted after such date, unless otherwise provided for in the applicable award agreement, full vesting will be given where an employee has been terminated without cause by the Company.

Restricted Shares and Restricted Stock Units

Eligible employees and directors may receive restricted shares and/or restricted stock units (collectively "restricted awards") as a portion of their total compensation. The majority of restricted awards vest ratably over three years. The Company has also issued restricted awards that vest based upon the market price of Knight's common stock reaching a certain price for a specified period of time ("Market Shares"). There were no Market Shares granted in 2011 or 2010. The Company has the right to fully vest employees and directors in their restricted stock units upon retirement and in certain other circumstances.

The Company measures compensation cost related to restricted awards other than Market Shares based on the fair value of the Company's common stock at the date of grant. The Company determines compensation cost for Market Shares based upon the fair value of such awards at date of grant and projected median vesting periods, both of which are based on statistical simulation models. The principal assumptions utilized in valuing Market Shares and determining their median vesting periods include: 1) risk-free interest rate — estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the award; 2) expected volatility — estimate is based on several factors including implied volatility of market-traded options on the Company's common stock on the grant date and the historical volatility of the Company's common stock; and 3) maximum life — based upon the maximum contractual life of the award.

Compensation expense relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which is recorded in Income tax expense on the Consolidated Statements of Operations are presented in the following table (in millions):

	For the year ended December 31,
	2011	2010	2009
Stock award compensation expense	$49.6	$49.1	$46.2

Income tax benefit	$19.4	$19.6	$18.5

The following tables summarize restricted awards activity in 2011, 2010 and 2009 (awards in thousands):

	2011
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	1,154.7	$16.60	6,329.1	$15.08
Granted	—	—	5,984.0	13.63
Vested	(830.3)	16.77	(2,083.3)	16.21
Forfeited	(17.4)	15.69	(2,514.2)	14.92

Outstanding at December 31,	306.9	$16.20	7,715.6	$14.33

	2010
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant date Fair Value	Number of Units	Weighted- Average Grant date Fair Value
Outstanding at January 1,	2,186.5	$16.92	3,590.7	$15.60
Granted	397.0	15.66	3,834.5	15.28
Vested	(1,208.0)	17.03	(869.6)	17.83
Forfeited	(220.8)	15.76	(226.6)	16.19

Outstanding at December 31,	1,154.7	$16.60	6,329.1	$15.08

	2009
	Restricted Shares		Restricted Stock Units
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	3,248.4	$16.95	782.6	$13.90
Granted	636.7	16.84	2,958.3	16.05
Vested	(1,647.7)	16.94	(137.8)	13.90
Forfeited	(50.8)	16.90	(12.3)	18.45

Outstanding at December 31,	2,186.5	$16.92	3,590.7	$15.60

Based upon the value at date of vest, the cumulative fair value of restricted shares that vested in 2011, 2010 and 2009 was $11.0 million, $32.0 million and $29.1 million, respectively, and the cumulative fair value of restricted stock units that vested in 2011, 2010 and 2009 was $27.8 million, $13.4 million and $2.1 million, respectively.

There is $57.1 million of unamortized compensation related to the unvested restricted awards outstanding at December 31, 2011. The cost of these unvested restricted shares is expected to be recognized over a weighted average life of 1.7 years.

Stock Options

The Company's policy is to grant options for the purchase of shares of Class A Common Stock at not less than market value. Options generally vest ratably over a three or four-year period and expire on the fifth or tenth anniversary of the grant date, pursuant to the terms of the applicable option award agreement. The Company has the right to fully vest employees in their options upon retirement and in certain other circumstances. Options are otherwise canceled if employment is terminated before the end of the relevant vesting period. The Company's policy is to issue new shares upon share option exercises by its employees and directors.

The fair value of each option granted is estimated as of its respective grant date using the Black-Scholes option-pricing model. Stock options granted have exercise prices equal to the market value of the Company's common stock at the date of grant as defined by the Stock Plans. The principal assumptions utilized in valuing options and the methodology for estimating such model inputs include: 1) risk-free interest rate — estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the option; 2) expected volatility — estimate is based on several factors including implied volatility of market-traded options on the Company's common stock on the grant date and the volatility of the Company's common stock; and 3) expected option life — estimate is based on internal studies of historical experience and projected exercise behavior based on different employee groups and specific option characteristics, including the effect of employee terminations. Based on the results of the model, the weighted-average fair value of the stock options granted in 2010 and 2009 was $4.93 and $4.90, respectively. There were no stock options granted in 2011.

The weighted-average assumptions used for stock options granted were as follows:

	2010	2009
Dividend yield	0.0%	0.0%
Expected volatility	40.0%	40.0%
Risk-free interest rate	1.1%	1.5%
Expected life (in years)	3.5	3.5

Compensation expense relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in Income tax expense on the Consolidated Statements of Operations are as follows (in millions):

	For the year ended December 31,
	2011	2010	2009
Stock option compensation expense	$1.2	$2.7	$2.1

Income tax benefit	$0.5	$1.1	$0.8

The following tables summarize stock option activity and stock options exercisable in 2011, 2010 and 2009 (options in thousands):

	Number of Stock Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Life (years)
2011
Outstanding at January 1,	3,739.9	$14.06
Granted at market value	—	—
Exercised	(90.7)	11.02
Forfeited or expired	(820.4)	16.39

Outstanding at December 31,	2,828.8	$13.48	$2.6	4.76

Exercisable at December 31,	2,283.7	$12.90	$2.6	3.96

Available for future grants at December 31, *	9,475.9

2010
Outstanding at January 1,	3,554.0	$13.29
Granted at market value	1,185.1	15.89
Exercised	(590.6)	9.81
Forfeited or expired	(408.6)	18.85

Outstanding at December 31,	3,739.9	$14.06	$5.3	5.97

Exercisable at December 31,	2,573.0	$13.17	$5.3	4.63

Available for future grants at December 31, *	10,910.2

2009
Outstanding at January 1,	4,748.3	$13.32
Granted at market value	210.0	15.78
Exercised	(1,083.4)	10.15
Forfeited or expired	(321.0)	25.96

Outstanding at December 31,	3,554.0	$13.29	$11.1	4.95

Exercisable at December 31,	2,953.4	$12.60	$11.1	4.40

Available for future grants at December 31, *	8,651.3

Totals may not add due to rounding.

*	Represents both options and awards available for grant

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at 12/31/11	Weighted- Average Exercise Price
$4.57 - $9.81	513.7	3.12	8.46	513.7	8.46
$10.24 - $10.24	498.9	2.86	10.24	498.9	10.24
$10.30 - $15.75	405.4	2.70	13.27	405.4	13.27
$15.84 - $15.84	729.4	8.04	15.84	245.4	15.84
$16.09 - $17.97	671.5	5.08	17.19	610.4	17.26
$19.36 - $19.36	10.0	5.01	19.36	10.0	19.36

	2,828.8	4.76	13.48	2,283.7	12.90

The aggregate intrinsic value is the amount by which the closing price of the Company's common stock exceeds the exercise price of the stock options multiplied by the number of shares. The total intrinsic value of options exercised in 2011, 2010 and 2009 was $0.2 million, $2.2 million and $10.0 million, respectively. Cash received from the exercise of stock options in 2011 totaled $1.0 million.

There is $1.3 million of unamortized compensation related to the unvested stock options outstanding at December 31, 2011. The cost of these unvested awards is expected to be recognized over a weighted average life of 1.0 year.